Changes in equity and earnings per share	6 Months Ended
Jun. 30, 2019
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Changes in equity and earnings per share

15. Changes in equity and earnings per share

STATEMENT OF CAPITAL

The tables below summarize the changes in issued capital and treasury shares during 2019:

ISSUED CAPITAL	Issued capital
	Million shares	Million US dollar
At the end of the previous year	2 019	1 736
Changes during the period	—	—

	2 019	1 736
Of which:
Ordinary shares	1 693	—
Restricted shares	326	—

TREASURY SHARES	Treasury shares		Result on the use of treasury shares
	Million shares	Million US dollar	Million US dollar
At the end of the previous year	62.5	(6 549)	(2 383)
Changes during the period	(2.6)	279	(173)

	59.9	(6 270)	(2 556)

As at 30 June 2019, the share capital of AB InBev amounts to 1 238 608 344.12 euro (1 736 million US dollar). It is represented by 2 019 241 973 shares without nominal value, of which 59 862 607 are held in treasury by AB InBev and its subsidiaries. All shares are ordinary shares, except for 325 999 817 restricted shares. As at 30 June 2019, the total of authorized, un-issued capital amounts to 37m euro.

The treasury shares held by the company are reported in equity in Treasury shares.

The holders of ordinary and restricted shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the company. In respect of the company’s shares that are held by AB InBev, rights are suspended.

The restricted shares are unlisted, not admitted to trading on any stock exchange, and are subject to, among other things, restrictions on transfer until converted into new ordinary shares. The restricted shares will be convertible at the election of the holder into new ordinary shares on a one-for-one basis with effect from the fifth anniversary of completion of the SAB combination. From completion of the SAB combination, such restricted shares will rank equally with the ordinary shares with respect to dividends and voting rights.

The shareholders’ structure based on the notifications made to the company pursuant to the Belgian Law of 02 May 2007 on the disclosure of significant shareholdings in listed companies is included in the Corporate Governance section of AB InBev’s annual report.

CHANGES IN OWNERSHIP INTERESTS

In compliance with IFRS 10, the acquisition of additional shares in a subsidiary is accounted for as an equity transaction with owners.

During the first six months of 2019, there were no significant purchases of non-controlling interests in subsidiaries. As the related subsidiaries were already fully consolidated, the purchases did not impact AB InBev’s profit, but reduced the non-controlling interests and thus impacted the profit attributable to equity holders of AB InBev.

DIVIDENDS

On 24 October 2018, an interim dividend of 0.80 euro per share or approximately 1 565m euro was approved by the Board of Directors. This interim dividend was paid out on 29 November 2018. On 24 April 2019, in addition to the interim dividend paid on 29 November 2018, a dividend of 1.00 euro per share or 1 978m euro was approved at the shareholders meeting, reflecting a total dividend payment for 2018 fiscal year of 1.80 euro per share or 3 557m euro. The dividend was paid out on 9 May 2019.

On 25 October 2017, an interim dividend of 1.60 euro per share or 3 089m euro was approved by the Board of Directors. This interim dividend was paid out on 16 November 2017. On 25 April 2018, in addition to the interim dividend paid on 16 November 2017, a dividend of 2.00 euro per share or 3 867m euro was approved at the shareholders meeting, reflecting a total dividend payment for 2017 fiscal year of 3.60 euro per share or 6 956m euro. The dividend was paid out on 3 May 2018.

TRANSLATION RESERVES

The translation reserves comprise all foreign currency exchange differences arising from the translation of the financial statements of foreign operations. The translation reserves also comprise the portion of the gain or loss on the foreign currency liabilities and on the derivative financial instruments determined to be effective net investment.

HEDGING RESERVES

The hedging reserves comprise the effective portion of the cumulative net change in the fair value of cash flow hedges to the extent the hedged risk has not yet impacted profit or loss.

TRANSFERS FROM SUBSIDIARIES

The amount of dividends payable to AB InBev by its operating subsidiaries is subject to, among other restrictions, general limitations imposed by the corporate laws, capital transfer restrictions and exchange control restrictions of the respective jurisdictions where those subsidiaries are organized and operate. Capital transfer restrictions are also common in certain emerging market countries and may affect AB InBev’s flexibility in implementing a capital structure it believes to be efficient. As at 30 June 2019, the restrictions above mentioned were not deemed significant on the company’s ability to access or use the assets or settle the liabilities of its operating subsidiaries.

Dividends paid to AB InBev by certain of its subsidiaries are also subject to withholding taxes. Withholding tax, if applicable, generally does not exceed 15%.

DEFERRED SHARE INSTRUMENT

In a transaction related to the combination with Grupo Modelo, selected Grupo Modelo shareholders committed, upon tender of their Grupo Modelo shares, to acquire 23 076 922 AB InBev shares to be delivered within 5 years for a consideration of approximately 1.5 billion US dollar. The consideration was paid on 5 June 2013.

On 21 May 2018, AB InBev delivered the shares that were due under the deferred share instruments through the use of AB InBev treasury shares.

Until the delivery of the AB InBev shares, AB InBev paid a coupon on each undelivered AB InBev share, so that the Deferred Share Instrument holders were compensated on an after-tax basis, for dividends they would have received had the AB InBev shares been delivered to them prior to the record date for such dividend.

The deferred share instrument was classified as an equity instrument, in line with IAS 32, as the number of shares and consideration received are fixed. The coupon to compensate for the dividend equivalent is reported through equity. On 3 May 2018, the company paid a coupon of 2.00 euro per share or approximately 56m US dollar.

STOCK LENDING

In order to fulfil AB InBev’s commitments under various outstanding stock option plans, AB InBev entered into stock lending arrangements for up to 25 million of its own ordinary shares. As of 30 June 2019, the outstanding balance of loaned securities amounted to 25 million, of which 24 million were used to fulfil stock option plan commitments. AB InBev shall pay any dividend equivalent, after tax in respect of the loaned securities. This payment will be reported through equity as dividend.

OTHER COMPREHENSIVE INCOME RESERVES

The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging Reserves	Post-employment benefits	Total OCI Reserves
As per 1 January 2019	(21 079)	494	(1 567)	(22 152)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	1 719	—	—	1 719
Cash flow hedges	—	(134)	—	(134)
Re-measurements of post-employment benefits	—	—	(37)	(37)
Total comprehensive income	1 719	(134)	(37)	1 548

As per 30 June 2019	(19 360)	360	(1 604)	(20 604)

Million US dollar (restated)	Translation Reserves	Hedging Reserves	Post-employment benefits	Total OCI Reserves
As per 1 January 2018	(13 705)	586	(1 665)	(14 784)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	(3 352)	—	—	(3 352)
Cash flow hedges	—	229	—	229
Re-measurements of post-employment benefits	—	—	(4)	(4)
Total comprehensive income	(3 352)	229	(4)	(3 126)

As per 30 June 2018	(17 057)	815	(1 669)	(17 910)

EARNINGS PER SHARE

The calculation of basic earnings per share for the six-month period ended 30 June 2019 is based on the profit attributable to equity holders of AB InBev of 6 055m US dollar (30 June 2018: 2 954m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2019	2018
Issued ordinary and restricted shares at 1 January, net of treasury shares	1 957	1 934
Effect of stock lending	22	18
Effect of delivery of treasury shares	1	5
Effect of undelivered shares under the deferred share instrument	—	18

Weighted average number of ordinary and restricted shares at 30 June	1 980	1 975

The calculation of diluted earnings per share for the six-month period ended 30 June 2019 is based on the profit attributable to equity holders of AB InBev of 6 055m US dollar (30 June 2018: 2 954m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2019	2018
Weighted average number of ordinary and restricted shares at 30 June	1 980	1 975
Effect of share options, warrants and restricted stock units	31	37

Weighted average number of ordinary and restricted shares (diluted) at 30 June	2 011	2 012

The calculation of earnings per share before exceptional items is based on the profit attributable to equity holders of AB InBev. A reconciliation of profit before exceptional items, attributable to equity holders of AB InBev to profit attributable to equity holders of AB InBev is calculated as follows:

For the six-month period ended 30 June Million US dollar	2019	2018 restated
Profit before exceptional items, attributable to equity holders of AB InBev	4 986	3 602
Exceptional items, before taxes (refer to Note 7)	(104)	(196)
Exceptional finance income/(cost), before taxes (refer to Note 8)	1 166	(494)
Exceptional taxes (refer to Note 7)	(5)	45
Exceptional non-controlling interest (refer to Note 7)	12	(3)

Profit attributable to equity holders of AB InBev	6 055	2 954

The calculation of the Underlying EPS is based on the profit before exceptional items, mark-to-market gains or losses on derivatives related to the hedging of share-based payment programs and hyperinflation accounting impacts, attributable to equity holders of AB InBev. A reconciliation of profit before exceptional items, mark-to-market gains or losses and hyperinflation accounting impacts, attributable to equity holders of AB InBev to profit before exceptional items, attributable to equity holders of AB InBev, is calculated as follows:

For the six-month period ended 30 June Million US dollar	2019	2018 restated
Profit before exceptional items, mark-to-market gains or losses and hyperinflation accounting impacts, attributable to equity holders of AB InBev	3 866	3 860
Mark-to-market gains / (losses) on derivatives related to the hedging of share-based payment programs (refer to Note 8)	1 124	(258)
Hyperinflation accounting impacts	(4)	—

Profit before exceptional items, attributable to equity holders of AB InBev	4 986	3 602

The table below sets out the EPS calculation:

For the six-month period ended 30 June Million US dollar	2019	2018 restated
Profit attributable to equity holders of AB InBev	6 055	2 954
Weighted average number of ordinary and restricted shares	1 980	1 975
Basic EPS	3.06	1.50
Profit before exceptional items, attributable to equity holders of AB InBev	4 986	3 602
Weighted average number of ordinary and restricted shares	1 980	1 975
Basic EPS before exceptional items	2.52	1.82
Profit before exceptional items, mark-to-market gains or losses and hyperinflation accounting impacts, attributable to equity holders of AB InBev	3 866	3 860
Weighted average number of ordinary and restricted shares	1 980	1 975
Underlying EPS	1.95	1.95
Profit attributable to equity holders of AB InBev	6 055	2 954
Weighted average number of ordinary and restricted shares (diluted)	2 011	2 012
Diluted EPS	3.01	1.47
Profit before exceptional items, attributable to equity holders of AB InBev	4 986	3 602
Weighted average number of ordinary and restricted shares (diluted)	2 011	2 012
Diluted EPS before exceptional items	2.48	1.79

The average market value of the company’s shares for purposes of calculating the dilutive effect of share options and restricted stock units was based on quoted market prices for the period that the options and restricted stock units were outstanding. 64m share options were anti-dilutive and not included in the calculation of the dilutive effect as at 30 June 2019.